Document and Entity Information	May 20, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	FLOWSERVE CORP
Amendment Flag	false
Entity Central Index Key	0000030625
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 20, 2020
Entity Incorporation State Country Code	NY
Entity File Number	1-13179
Entity Tax Identification Number	31-0267900
Entity Address, Address Line One	5215 N. O’Connor Blvd.
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(972)
Local Phone Number	443-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 125 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $1.25 Par Value
Trading Symbol	FLS
Security Exchange Name	NYSE
Senior Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.25% Senior Notes due 2022
Trading Symbol	FLS22A
Security Exchange Name	NYSE